Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Long-Term Debt [Abstract]
Schedule of Debt
Debt	December 31, 2014	June 30, 2015
Loan and credit Facilities	$205,778,738	$194,702,076
Senior unsecured notes due 2021	25,000,000	25,000,000
Total long-term debt	230,778,738	219,702,076
Less: related deferred financing costs	4,360,951	4,086,601
Total long-term debt, net of deferred financing costs	226,417,787	215,615,475
Less: long-term debt associated with assets held for sale	-	58,828,800
Less: current portion of long-term debt, net of deferred financing costs, current	19,991,791	156,786,675
Long-term debt, net of current portion and deferred financing costs, non-current	$206,425,996	$-